Note 21 - Other Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Payroll and social security payable	$ 141,886	$ 125,991
Liabilities with related parties	51	135
Derivative financial instruments	39,799	42,635
Miscellaneous	15,768	15,126
	$ 197,504	$ 183,887